Income Taxes - Summary of tax effects of temporary differences that give rise to the deferred tax balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred tax assets:
Tax losses carried forward	¥ 27,950	$ 3,937	¥ 17,779
Accrued expense and other current liabilities			6,969
Amortization and depreciation difference	3,868	545	2,928
Bad debt provision	1,269	179	1,464
Leasing liability	1,109	156	980
Prepaid rent	163	23	266
Less: valuation allowance	(14,809)	(2,086)	(16,164)
Deferred tax assets, net	19,550	2,754	14,222
Deferred tax liabilities:
Intangible assets	999	141	1,790
Right-of-use assets	1,272	179	1,247
Deferred tax liabilities, net	¥ 2,271	$ 320	¥ 3,037